Property, equipment and software, net (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of property, equipment and software, net
	December 31, 2017	December 31, 2018
	RMB	RMB
Furniture and electronic equipment	3,477	4,304
Vehicles	404	426
Software	355	10,850
Leasehold improvement	60	-
Total property, equipment and software	4,296	15,580
Less: accumulated depreciation - Property, equipment	(3,139)	(3,283)
accumulated amortization - Software	(219)	(661)
Property, equipment and software, net	938	11,636